Janus Investment Fund

Janus Henderson European Focus Fund

Janus Henderson International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 19, 2019

to Currently Effective Prospectuses

Effective immediately, the Funds’ prospectuses are amended as follows:

1.	Under “Management” in the Fund Summary section of Janus Henderson European Focus Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Manager: Robert Schramm-Fuchs is the Portfolio Manager of the Fund, which he has managed since March 2019.

2.	Under “Management” in the Fund Summary section of Janus Henderson International Opportunities Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Dean Cheeseman is Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since March 2019. Nicholas Cowley is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since 2012. Glen Finegan is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since August 2015. Andrew Gillan is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since 2014. Junichi Inoue is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since January 2017. Gordon Mackay is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since January 2018. Paul O’Connor is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since April 2016. James Ross is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since January 2018. Marc Schartz, CFA, is Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since March 2019. Ian Warmerdam is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since its inception.

3.	Under “Investment Personnel” in the Management of the Funds section of the Funds’ prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson European Focus Fund

Robert Schramm-Fuchs is a Fund Manager of European Equities of Janus Henderson Investors and is Portfolio Manager of Janus Henderson European Focus Fund, which he has managed since March 2019. Mr. Schramm-Fuchs joined Henderson Global Investors Limited in 2014 as a European equity analyst. Prior to joining Henderson Global Investors Limited, Mr. Schramm-Fuchs was with Macquarie’s global alternative energy and utilities research team from 2010 to 2014. Mr. Schramm-Fuchs received a diploma in International Management from Friedrich-Schiller University of Jena.

Janus Henderson International Opportunities Fund

The Fund is managed by a team of Portfolio Managers. Individual members of the team manage the Fund’s investments in specific regions and disciplines as outlined below.

Equity Security Selection Oversight – Dean Cheeseman is a Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He oversees equity security selection by the Co-Portfolio Managers of the Fund’s sub-portfolios and supports Paul O’Connor in the asset allocation of the Fund. He has been a member of the Fund’s portfolio management team since March 2019. Mr. Cheeseman joined Janus Henderson Investors in 2017. Prior to joining Janus Henderson Investors, Mr. Cheeseman served as a Portfolio Manager and member of the Asset Allocation Committee at Mercer Partners from 2011 to 2017. He holds a Bachelor of Arts (Hons) degree in Financial Services from Nottingham Trent University.

Asset Allocation Strategist – Paul O’Connor is Head of Multi-Asset of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He supports Mr. Cheeseman in the asset allocation of the Fund. Mr. O’Connor is also Portfolio Manager for other Janus Henderson accounts. He has been a member of the Fund’s portfolio management team since April 2016. Mr. O’Connor joined Henderson Global Investors Limited in 2013. Prior to joining Henderson Global Investors Limited, Mr. O’Connor served as Head of Asset Allocation at Mercer Partners from 2011 to 2013. He holds a first class Bachelor of Arts (Hons) degree in Economics and a Master of Science degree in Economics from the London School of Economics.

Portfolio Management of the Fund’s sub-portfolios:

Europe – Marc Schartz, CFA, is Co-Portfolio Manager of Janus Henderson International Opportunities Fund and a Fund Manager of European Equities of Janus Henderson Investors. He manages one of the two Europe sub-portfolios of the Fund. He has been a member of the Fund’s portfolio management team since March 2019. Mr. Schartz joined Henderson Global Investors Limited in 2016. Prior to joining Henderson Global Investors Limited, Mr. Schartz was with GO Investment Partners, where he was involved in managing a concentrated portfolio in the European small- and mid-cap space. He holds a Master of Science degree in Banking and International Finance from City, University of London, Cass Business School. Mr. Schartz holds the Chartered Financial Analyst designation.

James Ross, CFA, is Fund Manager of European Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He co-manages the European Equities sub-portfolio of the Fund. He has been a member of the Fund’s portfolio management team since January 2018. Mr. Ross joined Henderson Global Investors Limited in 2007. He holds a Bachelor of Arts (Hons) degree in Economics from Durham University. Mr. Ross holds the Chartered Financial Analyst designation.

Global Growth – Ian Warmerdam is Director of Global Growth Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He co-manages the Global Growth sub-portfolio of the Fund. Mr. Warmerdam has been a member of the Fund’s portfolio management team since its inception. Mr. Warmerdam was on sabbatical during 2016. Mr. Warmerdam joined Henderson Global Investors Limited in 2001. He holds a Bachelor of Science degree in Technology and Business Studies from the University of Strathclyde and a Master of Science degree in Investment Analysis from the University of Stirling. Mr. Warmerdam is an associate member of the Society of Investment Professionals (ASIP).

Gordon Mackay is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He co-manages the Global Growth sub-portfolio of the Fund. He has been a member of the Fund’s portfolio management team since January 2018. Mr. Mackay joined Henderson Global Investors Limited in 2016. Prior to joining Henderson Global Investors Limited, Mr. Mackay was a senior investment analyst at Speirs & Jeffrey Ltd from 2014 to 2016 and a portfolio manager at Ignis Asset Management from 2004 to 2014. He holds a Bachelor of Arts degree in Economics and Finance from the University of Strathclyde.

Japan – Junichi Inoue is Head of Japanese Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He manages the Japan sub-portfolio of the Fund. He has been a member of the Fund’s portfolio management team since January 2017. Mr. Inoue joined Henderson Global Investors Limited in 2016. Prior to joining Henderson Global Investors Limited, Mr. Inoue served as Fund Manager at DIAM Asset Management from 2012 to 2016. He holds a Bachelor of Laws from Hitotsubashi University.

Emerging Markets – Glen Finegan is Head of Global Emerging Markets Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He co-manages the Emerging Markets sub-portfolio of the Fund. Mr. Finegan is also Portfolio Manager for other Janus Henderson accounts. He has been a member of the Fund’s portfolio management team since August 2015. Mr. Finegan joined Henderson Global Investors Limited in 2015. Prior to joining Henderson Global Investors Limited, Mr. Finegan served as Investment Manager from 2009 to 2014 at First State Stewart (formerly First State Investments). He holds a Bachelor of Engineering (Hons) degree in Civil Engineering and a Master of Science degree in Oceanography from the University of Southampton.

Nicholas Cowley is Investment Manager, Global Emerging Markets Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He co-manages the Emerging Markets sub-portfolio of the Fund. Mr. Cowley has been a member of the Fund’s portfolio management team since 2012. Mr. Crowley joined Henderson Global Investors Limited in 2004. He holds a Bachelor of Science (Hons) degree in Computer Science and Mathematics from York University and a Master of Science degree in Business Finance from Brunel University. Mr. Cowley holds the Institute of Investment Management & Research qualification.

Asia Pacific – Andrew Gillan is Head of Asia (ex-Japan) Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson International Opportunities Fund. He manages the Asia Pacific sub-portfolio of the Fund. Mr. Gillan is also Portfolio Manager of other Janus Henderson accounts. He has been a member of the Fund’s portfolio management team since 2014. Mr. Gillan joined Henderson Global Investors Limited in 2014. Prior to joining Henderson Global Investors Limited, Mr. Gillan served as Senior Investment Manager at Aberdeen Asset Management from 2001 to 2013. He holds a Master of Arts degree, with joint honors, in French and European History from the University of Edinburgh.

Effective on or about March 19, 2019, all references to Stephen Peak and Lars Dollmann are deleted from the Funds’ prospectuses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson European Focus Fund

Janus Henderson International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 19, 2019

to Currently Effective Statement of Additional Information

Effective immediately, the statement of additional information (the “SAI”) for the Funds is amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Dean Cheeseman(26)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	9 $1,440.63M	None None

Marc Schartz(26)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	None None

Robert Schramm-Fuchs(27)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	None None
(26)	Effective on or about March 19, 2019, Dean Cheeseman and Marc Schartz were appointed Co-Portfolio Managers of Janus Henderson International Opportunities Fund.
(27)	Effective on or about March 19, 2019, Portfolio Manager Robert Schramm-Fuchs assumed responsibility for the day-to-day management of Janus Henderson European Focus Fund.

* As of January 31, 2019.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in Janus Henderson Funds
Janus Capital
Dean Cheeseman(4)*	Janus Henderson International Opportunities Fund	None	None
Marc Schartz(4)*	Janus Henderson International Opportunities Fund	None	None
Robert Schramm- Fuchs(5)*	Janus Henderson European Focus Fund	None	None
(4)	Effective on or about March 19, 2019, Dean Cheeseman and Marc Schartz were appointed Co-Portfolio Managers of Janus Henderson International Opportunities Fund.
(5)	Effective on or about March 19, 2019, Portfolio Manager Robert Schramm-Fuchs assumed responsibility for the day-to-day management of Janus Henderson European Focus Fund.

* As of January 31, 2019.

Effective on or about March 19, 2019, all references to Stephen Peak and Lars Dollmann are deleted from the Funds’ SAI.

Please retain this Supplement with your records.